Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities, Other Securities Investments, Investments and Other Assets in Affiliated Companies and Derivative Financial Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities, other securities investments, investments and other assets in affiliated companies and derivative financial instruments. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2017
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	2,995,075	2,103,469	891,606	—	2,995,075
Time deposits	1,082,654	—	1,082,654	—	1,082,654
Total finance receivables, net	14,064,660	—	—	14,226,440	14,226,440
Other receivables	436,867	—	—	436,867	436,867
Short-term borrowings	(4,953,682)	—	(4,953,682)	—	(4,953,682)
Long-term debt including the current portion	(14,179,796)	—	(12,241,617)	(2,065,884)	(14,307,501)

	Yen in millions
	March 31, 2018
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	3,052,269	2,278,060	774,209	—	3,052,269
Time deposits	901,244	—	901,244	—	901,244
Total finance receivables, net	14,508,614	—	—	14,615,409	14,615,409
Other receivables	489,338	—	—	489,338	489,338
Short-term borrowings	(5,154,913)	—	(5,154,913)	—	(5,154,913)
Long-term debt including the current portion	(14,172,025)	—	(12,265,260)	(1,940,888)	(14,206,148)